Goldman Sachs Emerging Markets Debt Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Debt Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	1,992
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	2,422
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,241
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,330
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,230